January 11, 2018

Wasmer Schroeder High Yield Municipal Fund

Institutional Class	WSHYX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional
Information (“SAI”), each dated June 28, 2017, as supplemented

Effective immediately, Mr. Douglas Fowler will no longer serve as a co-portfolio manager to the Wasmer Schroeder High Yield Municipal Fund (the “Fund”).  Therefore, please disregard all references to Mr. Fowler in the Summary Prospectus, Prospectus and SAI for the Fund.

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Please retain this Supplement with your
Summary Prospectus, Prospectus and SAI for future reference.